FINANCING RECEIVABLES	12 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Financing Receivables [Text Block]
NOTE 3 – FINANCING RECEIVABLES
Financing receivables consist of the following:

	At June 30,
	2015	2014
	(In thousands)
Residential real estate
One- to four-family	$141,052	$129,484
Multi-family	19,296	23,645
Construction	4,078	2,880
Nonresidential real estate – commercial and office buildings	47,929	48,769
Agricultural	5,161	3,456
Land	2,985	3,391
Commercial	4,038	4,514
Consumer	34,880	34,669
	259,419	250,808

Less:
Allowance for losses	5,124	5,459
Undisbursed portion of loans in process	1,653	2,083
Deferred loan costs, net	(1,186)	(1,118)
	$253,828	$244,384

As of June 30, 2015 and 2014, the Company was servicing loans for the benefit of others in the amount of $64,851,000 and $68,030,000, respectively. The Company recognized $176,000 and $166,000 of pre-tax gains on sale of loans during the years ended June 30, 2015 and 2014, respectively. The carrying value of mortgage servicing rights approximated $517,000 and $722,000 as of June 30, 2015 and 2014, respectively. No impairment has been identified on the mortgage servicing assets and correspondingly, no valuation allowance has been recognized as of June 30, 2015 and 2014. During the fiscal year ended June 30, 2014, the Company changed its accounting method for mortgage servicing rights from the amortization method to the fair value measurement method, as permitted in accordance with FASB ASC 860-50, “Servicing Assets and Liabilities.” In accordance with ASC 860-50, the Company recorded an adjustment at the beginning of the year to retained earnings to adjust to the value of such servicing rights at that date. The total reduction in fair value recognized in the consolidated statements of income was approximately $253,000 and $6,000 for the years ending June 30, 2015 and 2014, respectively.

The Company sells loans in the secondary market. Proceeds from the sales of mortgage loans totaled $6,458,000 and $10,961,000 during the years ended June 30, 2015 and 2014, respectively. The Company had $160,000 and $138,000 in one- to four-family fixed rate loans designated as held for sale at June 30, 2015 and 2014, respectively. It is generally management’s intention to hold all other loans originated to maturity or earlier repayment. The following table provides information with respect to nonaccrual loans.

	At June 30,
	2015	2014
	(In thousands)
Nonaccrual loans:
One- to four-family – owner occupied	$1,238	$1,672
One- to four-family – non-owner occupied	483	116
Multi-family residential real estate	—	—

Nonresidential real estate – commercial and office buildings	775	3,116
Land	151	20
Consumer	458	633
Commercial	—	—
Restructured nonaccrual loans:
One- to four-family – owner occupied	$948	$1,364
One- to four-family – non-owner occupied	—	188
Multi-family residential real estate	—	1,200
Nonresidential real estate – commercial and office buildings	2,437	1,639
Total nonperforming loans	$6,490	$9,948
Number of nonaccrual loans	56	76

From time to time, as part of the loss mitigation process, loans may be renegotiated in a TDR when we determine that greater economic value will ultimately be recovered under the new terms than through foreclosure, liquidation, or bankruptcy. Management may consider the borrower’s payment status and history, the borrower’s ability to pay upon a rate reset on an adjustable-rate mortgage, size of the payment increase upon a rate reset, period of time remaining prior to the rate reset, and other relevant factors in determining whether a borrower is experiencing financial difficulty. TDRs are considered to be nonperforming until they have been performing under the new terms for at least six consecutive months. TDRs are accounted for as set forth in ASC 310 Receivables (“ASC 310”). A TDR may be on nonaccrual or it may accrue interest. A TDR is typically on nonaccrual until the borrower successfully performs under the new terms for six consecutive months.

Existing performing loan customers who request a loan modification (non-TDR) and who meet the Bank’s underwriting standards may, usually for a fee, modify their original loan terms to terms currently offered. The modified terms of these loans are similar to the terms offered to new customers. The fee assessed for modifying the loan is deferred and amortized over the life of the modified loan using the level-yield method and is reflected as an adjustment to interest income. Each modification is examined on a loan-by-loan basis and if the modification of terms represents more than a minor change to the loan, then the unamortized balance of the pre-modification deferred fees or costs associated with the mortgage loan are recognized in interest income at the time of the modification. If the modification of terms does not represent more than a minor change to the loan, then the unamortized balance of the pre-modification deferred fees or costs continue to be deferred.

During the third quarter of the fiscal year ended June 30, 2011, Management began restructuring loans into a Note A/Note B format. Upon performing a global analysis of the relationship with the borrower, the terms of Note A were calculated using current financial information to determine the amount of payment at which the borrower would have had a debt service coverage ratio of 1.5x or better. That payment was calculated based upon a 20 to 30 year amortization period, and then was fixed for two years, with the loan maturing at the end of the two years. The amount for Note B is the difference of Note A and the original amount to be refinanced, plus reasonable closing costs. It was given the same interest rate and balloon term as Note A, but no principal or interest payments are due until maturity. Beginning in fiscal year ending June 30, 2013, management began structuring the A/B loans as 3-year balloon notes with amortization periods up to 30 years. The A not typically carries a market interest rate while the B not carries a 0% interest rate. While no amount of the original indebtedness of the borrower is forgiven through this process, the full amount of Note B is charged-off. Note A is treated as any other TDR and, generally, may return to accrual status after a history of performance in accordance with the restructured terms of at least six consecutive months is established. The following tables summarize TDRs by loan type and accrual status.

At June 30, 2015
			Total
			unpaid				Average
	Loan Status		principal	Related	Recorded	Number	Recorded
(In thousands)	Accrual	Nonaccrual	balance	allowance	investment	of loans	investment
One- to four-family residential real estate	$1,148	$948	$2,096	$—	$2,096	20	$2,160
Multi-family residential real estate	724	—	724	—	724	4	1,188
Nonresidential real estate	2,717	2,437	5,154	120	5,034	8	4,329

Total	$4,589	$3,385	$7,974	$120	$7,854	32	$7,677

At June 30, 2014
			Total
			unpaid				Average
	Loan Status		principal	Related	Recorded	Number	Recorded
(In thousands)	Accrual	Nonaccrual	balance	allowance	investment	of loans	investment
One- to four-family residential real estate	$947	$1,552	$2,499	$-	$2,499	21	$3,382
Multi-family residential real estate	1,663	1,200	2,863	-	2,863	7	5,607
Nonresidential real estate	3,008	1,639	4,647	120	4,527	11	5,404

Total	$5,618	$4,391	$10,009	$120	$9,889	39	$14,393

Interest income recognized on TDRs is as follows:

	For the year	For the year
	ended	ended
	June 30, 2015	June 30, 2014

One- to four-family residential real estate	$27	$55
Multi-family residential real estate	72	257
Nonresidential real estate	122	132
Construction	—	—
Commercial	—	—
Consumer	—	—
Total	$221	$444

At June 30, 2015, the Bank had 32 loans totaling $8.0 million that qualified as TDRs, and has established an allowance for losses on these loans of $120,000. With respect to the $8.0 million in TDRs, the Bank charged off $4.1 million with respect to these loans at the time of the restructuring into the Note A/B format. At June 30, 2014, the Bank had 39 loans totaling $10.0 million that qualified as TDRs, and has established an allowance for losses on these loans of $120,000. With respect to the $10.0 million in TDRs, the Bank charged off $4.9 million with respect to these loans at the time of the restructuring into the Note A/B format. At June 30, 2015, the Bank had no other commitments to lend on its TDRs. Management continues to monitor the performance of loans classified as TDRs on a monthly basis.

The following table is a rollforward of activity in our TDRs for the fiscal years ended June 30, 2015 and 2014.

	2015		2014
(Dollar amounts in thousands)	Recorded Investment	Number of Loans	Recorded Investment	Number of Loans
Beginning balance	$9,889	30	$18,915	42
Additions to TDRs	1,690	3	20	—
Removals	(3,031)	(8)	(7,434)	(12)
Charge offs	(8)	—	(438)	—
Payments	(686)	—	(1,174)	—
	$7,854	25	$9,889	30

The Company considers TDRs that become 90 days or more past due under the modified terms as subsequently defaulted. During the year ended June 30, 2015 there were no TDR loans that subsequently defaulted after modification. During the year ended June 30, 2014 the Company had one multi-family loan for $1.6 million and three residential real estate loans for an aggregate $312,000 subsequently default after modification. The recorded investment in the loans at the time of default was approximately $1.2 million for the multi-family loan and $187,000 for the three residential real estate loans. Two of these loans became current by June 30, 2014. The Company does not anticipate any further loss on these loans and the default of these loans had no material impact on the allowance for loan losses for the year.

Loans that were included in TDRs at June 30, 2015 and 2014 were generally given concessions of interest rate reductions of between 25 and 300 basis points, and/or structured as interest only payment loans for periods of one to three years. Many of these loans also have balloon payments due at the end of their lowered rate period, requiring the borrower to refinance at market rates at that time. At June 30, 2015, there were 23 loans with required principal and interest payments and 2 loans with required interest only payments. At June 30, 2014, there were 27 loans with required principal and interest payments and 3 loans with required interest only payments.

No loans over ninety days past due accrued interest for the years ended June 30, 2015 and 2014. Interest income that would have been recorded for the years ended June 30, 2015 and 2014 had nonaccruing loans been current according to their original terms was $479,000 and $474,000, respectively. Interest related to nonaccrual loans included in interest income totaled $24,000 and $261,000 for the years ended June 30, 2015 and 2014, respectively.

The following table illustrates certain disclosures required by ASC 310-10-50-11B(c), (g) and (h).

Allowance for Credit Losses and Recorded Investment in Loans Receivable
For the year ended June 30, 2015
	One- to Four- Family Mortgage Owner Occupied	Consumer	One- to Four- Family Mortgage Nonowner- Occupied	Multi- Family Mortgage	Non- Residential Real Estate	Construction	Land	Commercial and Agricultural	Total
	(In thousands)
Allowance for Credit Losses:
Beginning Balance:	$1,196	$564	$201	$929	$2,508	$5	$19	$37	$5,459
Charge offs	(47)	(153)	(3)	—	(466)	—	—	(9)	$(678)
Recoveries	79	113	62	—	434	—	—	4	$692
Provision (credit)	120	(7)	(130)	(455)	110	(1)	(3)	17	$(349)

Ending Balance:	$1,348	$517	$130	$474	$2,586	$4	$16	$49	$5,124

Balance, Individually Evaluated	$—	$—	$—	$—	$120	$—	$—	$—	$120

Balance, Collectively Evaluated	$1,348	$517	$130	$474	$2,466	$4	$16	$49	$5,004

Financing receivables:
Ending Balance	$127,084	$34,880	$13,968	$19,296	$47,929	$4,078	$2,985	$9,199	$259,419

Ending Balance: individually evaluated for impairment	$3,159	$458	$659	$724	$5,928	$-	$151	$-	$11,079

Ending Balance: collectively evaluated for impairment	$117,736	$31,511	$12,995	$18,572	$41,851	$4,078	$2,810	$8,863	$238,416

Ending Balance: loans acquired at fair value	$6,189	$2,911	$314	$—	$150	$—	$24	$336	$9,924

Allowance for Credit Losses and Recorded Investment in Loans Receivable
For the year ended June 30, 2014
	One- to Four- Family Mortgage Owner Occupied	Consumer	One- to Four- Family Mortgage Nonowner- Occupied	Multi- Family Mortgage	Non- Residential Real Estate	Construction	Land	Commercial and Agricultural	Total
	(In thousands)
Allowance for Credit Losses:
Beginning Balance:	$942	$553	$215	$1,286	$2,386	$10	$17	$34	$5,443
Charge offs	(554)	(159)	(52)	(430)	(30)	—	(15)	(4)	$(1,244)
Recoveries	436	133	3	644	29	—	24	3	$1,272
Other adjustment	8	4	—	—	108	—	—	—	$120
Provision (credit)	364	33	35	(571)	15	(5)	(7)	4	$(132)

Ending Balance:	$1,196	$564	$201	$929	$2,508	$5	$19	$37	$5,459

Balance, Individually Evaluated	$—	$—	$—	$—	$120	$—	$—	$—	$120

Balance, Collectively Evaluated	$1,196	$564	$201	$929	$2,388	$5	$19	$37	$5,339

Financing receivables:
Ending Balance	$114,486	$34,669	$14,998	$23,645	$48,769	$2,880	$3,391	$7,970	$250,808

Ending Balance: individually evaluated for impairment	$3,425	$544	$503	$2,863	$7,763	$—	$20	$—	$15,118

Ending Balance: collectively evaluated for impairment	$103,417	$30,358	$13,932	$20,782	$40,747	$2,880	$3,346	$7,453	$222,915

Ending Balance: loans acquired at fair value	$7,644	$3,767	$563	$—	$259	$—	$25	$517	$12,775

Federal regulations require us to review and classify our assets on a regular basis. In addition, the Office of the Comptroller of the Currency (“OCC”) has the authority to identify problem assets and, if appropriate, require them to be classified. There are three classifications for problem assets: substandard, doubtful and loss. “Substandard assets” must have one or more defined weaknesses and are characterized by the distinct possibility that we will sustain some loss if the deficiencies are not corrected. “Doubtful assets” have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. An asset classified “loss” is considered uncollectible and of such little value that continuance as an asset of the institution is not warranted. The regulations also provide for a “special mention” category, described as assets which do not currently expose us to a sufficient degree of risk to warrant classification but do possess credit deficiencies or potential weaknesses deserving our close attention. When we classify an asset as special mention, we account for those classifications when establishing a general allowance for loan losses. If we classify an asset as substandard, doubtful or loss, we evaluate the need to establish a specific allocation for the asset at that time or charge off a portion of the loan if there is a known loss.

The following table illustrates certain disclosures required by ASC 310-10-50-29(b) at June 30, 2015 and 2014.

At June 30, 2015:

Credit Risk Profile by Internally Assigned Grade
	One- to Four- Family Mortgage Owner Occupied	Consumer	One- to Four- Family Mortgage Nonowner- Occupied	Multi- Family Mortgage	Non- Residential Real Estate	Construction	Land	Commercial and Agricultural	Total
	(In thousands)
Grade:

Pass	$118,671	$33,016	$7,352	$16,167	$33,913	$3,060	$1,867	$7,442	$221,488

Watch	4,371	1,219	5,479	2,405	5,931	1,018	77	1,757	22,257

Special mention	805	187	142	—	2,062	—	890	—	4,086

Substandard	3,237	458	995	724	6,023	—	151	—	11,588

Total:	$127,084	$34,880	$13,968	$19,296	$47,929	$4,078	$2,985	$9,199	$259,419

At June 30, 2014:

Credit Risk Profile by Internally Assigned Grade
	One- to Four- Family Mortgage Owner Occupied	Consumer	One- to Four- Family Mortgage Nonowner- Occupied	Multi- Family Mortgage	Non- Residential Real Estate	Construction	Land	Commercial and Agricultural	Total
	(In thousands)
Grade:

Pass	$104,266	$32,898	$9,210	$16,573	$29,539	$2,880	$1,591	$5,951	$202,908

Watch	6,067	913	4,531	3,867	9,001	—	723	2,019	27,121

Special mention	370	120	753	342	2,368	—	1,057	—	5,010

Substandard	3,783	738	504	2,863	7,861	—	20	—	15,769

Total:	$114,486	$34,669	$14,998	$23,645	$48,769	$2,880	$3,391	$7,970	$250,808

The following table illustrates certain disclosures required by ASC 310-10-50-7A for gross loans.

At June 30, 2015:

Age Analysis of Past Due Loans Receivable
	30-59 days past due	60-89 days past due	Greater than 90 days	Total past due	Total current	Total loans receivable
		(In thousands)
One- to four-family mortgage – owner occupied	$640	$523	$230	$1,393	$125,691	$127,084
Consumer	238	187	72	497	34,383	34,880
One- to four-family mortgage - nonowner- occupied	188	37	483	708	13,260	13,968
Multi-family mortgage	—	—	—	—	19,296	19,296
Nonresidential real estate mortgage – commercial and office buildings	—	—	—	—	47,929	47,929
Construction	—	—	—	—	4,078	4,078
Land	—	—	135	135	2,850	2,985
Commercial and agricultural	3	—	—	3	9,196	9,199
Total	$1,069	$747	$920	$2,736	$256,683	$259,419

At June 30, 2014:

Age Analysis of Past Due Loans Receivable
	30-59 days past due	60-89 days past due	Greater than 90 days	Total past due	Total current	Total loans receivable
		(In thousands)
One- to four-family mortgage – owner occupied	$1,590	$165	$440	$2,195	$112,291	$114,486
Consumer	175	119	7	301	34,368	34,669
One- to four-family mortgage - nonowner- occupied	304	809	60	1,173	13,825	14,998
Multi-family mortgage	342	—	1,200	1,542	22,103	23,645
Nonresidential real estate mortgage – commercial and office buildings	161	75	829	1,065	47,704	48,769
Construction	—	—	—	—	2,880	2,880
Land	—	168	—	168	3,223	3,391
Commercial and agricultural	12	—	—	12	7,958	7,970
Total	$2,584	$1,336	$2,536	$6,456	$244,352	$250,808

The following table illustrates certain disclosures required by ASC 310-10-50-15.

Impaired Loans For the year ended June 30, 2015
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
(In thousands)
With an allowance recorded:
One- to four-family mortgage – owner occupied	$—	$—	$—	$—	$—
Consumer	—	—	—	—	—
One- to four-family mortgage - nonowner-occupied	—	—	—	—	—
Multi-family mortgage	—	—	—	—	—
Nonresidential real estate mortgage – commercial and office buildings	1,863	1,983	(120)	69	1,864

Construction	—	—	—	—	—

Land	—	—	—	—	—

Commercial and agricultural	—	—	—	—	—
Total	$1,863	$1,983	$(120)	$69	$1,864

	Impaired Loans For the year ended June 30, 2015
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(In thousands)
Without an allowance recorded:
One- to four-family mortgage – owner occupied	$3,158	$3,640	$—	$43	$3,489
Consumer	458	982	—	7	506
One- to four-family mortgage - nonowner-occupied	659	659	—	—	546
Multi-family mortgage	724	2,059	—	72	1,188
Nonresidential real estate mortgage – commercial and office buildings	3,946	7,351	—	53	4,684

Construction	—	—	—	—	—

Land	151	159	—	—	135

Commercial and agricultural	—	11	—	—	—
Total	$9,096	$14,861	$—	$175	$10,548

	Impaired Loans For the year ended June 30, 2015
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(In thousands)

Total:
One- to four-family mortgage – owner occupied	$3,158	$3,640	$—	$43	$3,489
Consumer	458	982	—	7	506
One- to four-family mortgage - nonowner-occupied	659	659	—	—	546
Multi-family mortgage	724	2,059	—	72	1,188
Nonresidential real estate mortgage – commercial and office buildings	5,809	9,334	(120)	122	6,548

Construction	—	—	—	—	—

Land	151	159	—	—	135

Commercial and agricultural	—	11	—	—	—
Total	$10,959	$16,844	$(120)	$244	$12,412

	Impaired Loans For the year ended June 30, 2014
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(In thousands)
With an allowance recorded:
One- to four-family mortgage – owner occupied	$—	$—	$—	$—	$—
Consumer	—	—	—	—	—
One- to four-family mortgage - nonowner-occupied	—	—	—	5	164
Multi-family mortgage	—	—	—	56	2,535
Nonresidential real estate mortgage – commercial and office buildings	1,867	1,987	(120)	52	2,115

Construction	—	—	—	—	—

Land	—	—	—	—	—

Commercial and agricultural	—	—	—	—	—

Total	$1,867	$1,987	$(120)	$113	$4,814

	Impaired Loans For the year ended June 30, 2014
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(In thousands)
Without an allowance recorded:
One- to four-family mortgage – owner occupied	$3,783	$4,380	$—	$65	$4,244
Consumer	634	1,163	—	25	591
One- to four-family mortgage - nonowner-occupied	504	617	—	25	874
Multi-family mortgage	2,863	4,602	—	202	4,365
Nonresidential real estate mortgage – commercial and office buildings	5,775	9,566	—	81	5,084

Construction	—	—	—	—	—

Land	19	28	—	—	24

Commercial and agricultural	—	8	—	—	1

Total	$13,578	$20,364	$—	$398	$15,183

	Impaired Loans For the year ended June 30, 2014
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(In thousands)

Total:
One- to four-family mortgage – owner occupied	$3,783	$4,380	$—	$65	$4,244
Consumer	634	1,163	—	25	591
One- to four-family mortgage - nonowner-occupied	504	617	—	30	1,038
Multi-family mortgage	2,863	4,602	—	258	6,900
Nonresidential real estate mortgage – commercial and office buildings	7,642	11,553	(120)	133	7,199

Construction	—	—	—	—	—

Land	19	28	—	—	24

Commercial and agricultural	—	8	—	—	1

Total	$15,445	$22,351	$(120)	$511	$19,997

Impaired loans at June 30, 2015 include TDRs with a principal balance of $8.0 million and a recorded investment of $7.9 million. Impaired loans at June 30, 2014 include TDRs with a principal balance of $10.0 million and a recorded investment of $9.9 million. The Bank did not have any investments in subprime loans at June 30, 2015 or 2014.

ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, requires acquired loans to be recorded at fair value and prohibits carrying over valuation allowances when initially accounting for acquired impaired loans. Loans carried at fair value, mortgage loans held for sale, and loans to borrowers in good standing under revolving credit agreements are excluded from the scope of this pronouncement. It limits the yield that may be accreted to the excess of the undiscounted expected cash flows over the investor’s initial investment in the loan. The excess of the contractual cash flows over expected cash flows may not be recognized as an adjustment of yield. Subsequent increases in cash flows expected to be collected are recognized prospectively through an adjustment of the loan’s yield over its remaining life. Decreases in expected cash flows are recognized as impairments.

The Company acquired loans pursuant to the acquisition of the Integra branches in June 2010. The Company reviewed the loan portfolio at acquisition to determine whether there was evidence of deterioration of credit quality since origination and if it was probable that it will be unable to collect all amounts due according to the loan’s contractual terms. When both conditions existed, the Company accounted for each loan individually, considered expected prepayments, and estimated the amount and timing of discounted expected principal, interest, and other cash flows (expected at acquisition) for each loan. The Company determined the excess of the loan’s scheduled contractual principal and contractual interest payments over all cash flows expected at acquisition as an amount that should not be accreted into interest income (nonaccretable difference). The remaining amount, representing the excess of the loan’s cash flows expected to be collected over the amount paid, is accreted into interest income over the remaining life of the loan (accretable yield).

Over the life of the loan, the Company continues to estimate cash flows expected to be collected. The Company evaluates at the balance sheet date whether the present value of its loans determined using the effective interest rates has decreased, and if so, the Company establishes a valuation allowance for the loan. Valuation allowances for acquired loans reflect only those losses incurred after acquisition; that is, the present value of cash flows expected at acquisition that are not expected to be collected. Valuation allowances are established only subsequent to our acquisition of the loans. For loans that are not accounted for as debt securities, the present value of any subsequent increase in the loan’s or pool’s actual cash flows or cash flows expected to be collected is used first to reverse any existing valuation allowance for that loan. For any remaining increases in cash flows expected to be collected, the Company adjusts the amount of accretable yield recognized on a prospective basis over the loan’s remaining life.

The following table depicts the accretable yield (in thousands) at the beginning and end of the period.

Balance, June 30, 2013	$869
Accretion	70
Other adjustment	(8)
Balance, June 30, 2014	$807
Accretion	216
Balance, June 30, 2015	$591